Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets:
Financial Assets	$ 257,974,604	$ 294,846,664
Financial Liabilities:
Financial Liabilities	711,544,172	769,276,398
Loans and receivables [member]
Financial Assets:
Financial Assets	196,453,950	176,391,786
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	1,263,605	868,230
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	5,287,548	8,037,384
Fair value through OCI [member]
Financial Assets:
Financial Assets	39,028,083	46,682,657
Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	49,015,934	59,120,676
Equity investments at fair value through OCI and other short term investments [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	9,987,851	12,438,019
Equity investments at fair value through OCI and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	39,028,083	46,682,657
Accounts receivable from subscribers distributors contractual assets and other net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	185,202,494	163,085,537
Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	17,107,579	14,359,460
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	5,287,548	8,037,384
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	863,853,933	913,098,718
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	2,974,213	2,540,412
Loans and receivables [member] | Equity investments at fair value through OCI and other short term investments [member]
Financial Liabilities:
Financial Liabilities	638,922,453	697,884,899
Loans and receivables [member] | Accounts receivable from subscribers distributors contractual assets and other net [member]
Financial Liabilities:
Financial Liabilities	221,957,267	212,673,407
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	17,107,579	14,359,460
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 17,107,579	$ 14,359,460